SEGMENT - Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment research and development expenses:
Segment administrative expenses	$ 14,122	$ 22,315
Net loss	(15,482)	(11,386)
Segment
Segment research and development expenses:
Direct clinical development expenses	1,655	6,961
Employee-related expenses	4,124	6,752
Other research and development expenses	1,468	2,027
Segment administrative expenses	14,122	22,315
Other segment items	(5,887)	797
Net loss	$ 15,482	$ 38,852